DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Argentina - 0.2%
MercadoLibre, Inc.*
(Cost $799,850)	807	$1,253,537

Australia - 2.4%
Afterpay Ltd.*	3,840	268,831
AGL Energy Ltd.	11,976	119,131
AMP Ltd.	64,384	81,125
Ampol Ltd.	5,755	129,974
APA Group (a)	19,114	145,771
Aristocrat Leisure Ltd.*	10,537	248,920
ASX Ltd.	3,853	218,922
Aurizon Holdings Ltd.	27,330	85,587
AusNet Services	38,000	51,941
Australia & New Zealand Banking Group Ltd.	51,038	851,431
BHP Group Ltd.	52,743	1,479,541
BHP Group PLC	36,295	823,068
BlueScope Steel Ltd.	10,068	126,858
Brambles Ltd.	25,175	203,310
Coca-Cola Amatil Ltd.	6,317	58,882
Cochlear Ltd.	1,331	216,176
Coles Group Ltd.	22,144	291,418
Commonwealth Bank of Australia	32,248	1,878,857
Computershare Ltd.	5,989	63,018
CSL Ltd.	8,287	1,815,885
Dexus REIT	20,073	144,506
Evolution Mining Ltd.	30,450	111,512
Fortescue Metals Group Ltd.	30,066	403,870
Goodman Group REIT	29,128	400,928
GPT Group REIT	37,104	129,045
Insurance Australia Group Ltd.	40,909	155,241
Lendlease Corp. Ltd. (a)	12,486	130,276
Macquarie Group Ltd.	6,209	634,430
Magellan Financial Group Ltd.	2,647	115,427
Medibank Pvt Ltd.	52,205	109,632
Mirvac Group REIT	73,570	139,862
National Australia Bank Ltd.	61,623	1,039,364
Newcrest Mining Ltd.	14,096	279,712
Northern Star Resources Ltd.	13,444	124,917
Oil Search Ltd.	46,464	124,623
Orica Ltd.	8,880	105,673
Origin Energy Ltd.	33,385	127,427
Qantas Airways Ltd.*	13,975	55,400
QBE Insurance Group Ltd.	26,590	195,929
Ramsay Health Care Ltd.	3,369	156,518
REA Group Ltd.	998	106,806
Rio Tinto Ltd.	6,702	500,751
Santos Ltd.	37,656	170,921
Scentre Group REIT	88,682	182,967
SEEK Ltd.	6,213	119,258
Sonic Healthcare Ltd.	8,375	203,277
South32 Ltd.	92,978	164,426
Stockland REIT	50,058	167,828
Suncorp Group Ltd.	18,226	135,507
Sydney Airport (a)	23,398	115,686
Tabcorp Holdings Ltd.	46,857	132,582
Telstra Corp. Ltd.	63,709	144,118
Transurban Group (a)	50,391	520,571
Treasury Wine Estates Ltd.	14,885	94,215
Vicinity Centres REIT	60,000	72,948
Wesfarmers Ltd.	20,787	757,421
Westpac Banking Corp.	65,373	969,664
WiseTech Global Ltd.	2,519	57,354
Woodside Petroleum Ltd.	18,693	308,123
Woolworths Group Ltd.	22,931	624,840

(Cost $17,091,190)		19,392,201

Austria - 0.0%
Erste Group Bank AG*	4,308	124,193
OMV AG	3,099	105,280
Verbund AG	932	65,609
voestalpine AG	1,779	57,117

(Cost $319,993)		352,199

Belgium - 0.3%
Ageas SA/NV	2,649	130,615
Anheuser-Busch InBev SA/NV	13,932	931,267
Elia Group SA/NV	523	59,308
Etablissements Franz Colruyt NV	994	59,475
Galapagos NV*	731	90,197
Groupe Bruxelles Lambert SA	1,695	165,611
KBC Group NV*	5,020	350,688
Proximus SADP	2,768	57,977
Sofina SA	323	102,775
Solvay SA	1,425	163,368
UCB SA	2,400	257,116
Umicore SA	2,871	129,026

(Cost $2,203,825)		2,497,423

Bermuda - 0.1%
Arch Capital Group Ltd.*	8,394	270,245
Athene Holding Ltd., Class A*	2,419	107,283
Everest Re Group Ltd.	724	164,587
RenaissanceRe Holdings Ltd.	705	116,071

(Cost $597,104)		658,186

Canada - 3.5%
Agnico Eagle Mines Ltd.	4,307	282,868
Air Canada*	2,750	52,415
Algonquin Power & Utilities Corp.	7,767	121,968
Alimentation Couche-Tard, Inc., Class B	15,043	500,659
AltaGas Ltd.	3,969	57,089
B2Gold Corp.	19,422	108,508
Bank of Montreal	11,615	836,506
Bank of Nova Scotia	21,471	1,047,123

Barrick Gold Corp.	32,024	736,658
BCE, Inc.	1,926	83,675
BlackBerry Ltd.*	10,054	59,351
Brookfield Asset Management, Inc., Class A	23,353	945,185
CAE, Inc.	5,045	122,320
Cameco Corp.	10,068	100,921
Canadian Apartment Properties REIT	1,460	57,638
Canadian Imperial Bank of Commerce	7,782	657,438
Canadian National Railway Co.	12,658	1,328,411
Canadian Natural Resources Ltd.	21,222	485,229
Canadian Pacific Railway Ltd.	2,380	770,566
Canadian Tire Corp. Ltd., Class A	1,077	137,935
Canadian Utilities Ltd., Class A	2,308	57,776
Canopy Growth Corp.*	4,119	118,621
CCL Industries, Inc., Class B	2,773	122,526
Cenovus Energy, Inc.	24,472	121,614
CGI, Inc.*	4,057	300,260
CI Financial Corp.	3,500	45,968
Constellation Software, Inc.	375	465,395
Dollarama, Inc.	4,548	186,567
Emera, Inc.	3,357	139,497
Empire Co. Ltd., Class A	4,331	118,777
Enbridge, Inc.	35,509	1,111,386
Fairfax Financial Holdings Ltd.	458	157,414
First Quantum Minerals Ltd.	11,320	160,991
FirstService Corp.	552	75,446
Fortis, Inc.	8,838	356,616
Franco-Nevada Corp.	3,573	476,630
George Weston Ltd.	1,431	106,130
GFL Environmental, Inc.	3,019	82,470
Gildan Activewear, Inc.	3,834	100,473
Great-West Lifeco, Inc.	6,720	156,657
Hydro One Ltd., 144A	6,235	145,783
iA Financial Corp., Inc.	1,361	59,727
Imperial Oil Ltd. (b)	6,492	112,617
Intact Financial Corp.	2,880	322,892
Inter Pipeline Ltd. (b)	11,497	114,801
Keyera Corp.	3,207	55,459
Kinross Gold Corp.	23,747	169,504
Kirkland Lake Gold Ltd.	4,487	184,237
Loblaw Cos. Ltd.	2,737	135,593
Lululemon Athletica, Inc.*	2,160	799,675
Lundin Mining Corp.	10,751	86,114
Magna International, Inc.	4,802	295,109
Manulife Financial Corp.	37,506	640,488
Metro, Inc.	3,839	176,738
National Bank of Canada	6,679	370,775
Northland Power, Inc.	2,433	83,566
Nutrien Ltd.	10,335	511,207
Onex Corp.	2,163	115,786
Open Text Corp.	4,093	181,072
Pan American Silver Corp.	3,842	113,312
Parkland Corp.	2,861	87,824
Pembina Pipeline Corp. (b)	11,047	282,334
Power Corp. of Canada	10,318	232,810
Quebecor, Inc., Class B	4,791	119,562
Restaurant Brands International, Inc.	5,719	326,617
Ritchie Bros Auctioneers, Inc.	2,398	172,851
Rogers Communications, Inc., Class B	7,159	338,421
Royal Bank of Canada	25,426	2,080,933
Saputo, Inc.	4,061	112,908
Shaw Communications, Inc., Class B	9,823	171,158
Shopify, Inc., Class A*	1,920	2,070,930
SSR Mining, Inc.*	5,231	97,039
Sun Life Financial, Inc.	10,240	455,699
Suncor Energy, Inc.	25,790	413,348
TC Energy Corp.	16,144	711,711
Teck Resources Ltd., Class B	6,105	96,670
TELUS Corp.	5,532	106,935
Thomson Reuters Corp.	3,134	248,950
TMX Group Ltd.	973	95,949
Toromont Industries Ltd.	862	59,094
Toronto-Dominion Bank	32,946	1,761,323
Wheaton Precious Metals Corp.	7,417	286,916
WSP Global, Inc.	1,691	125,856
Yamana Gold, Inc.	17,994	94,143

(Cost $25,727,460)		28,178,113

Chile - 0.0%
Antofagasta PLC
(Cost $99,577)	6,950	116,307

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	69	131,069
A.P. Moller - Maersk A/S, Class B	102	208,754
Ambu A/S, Class B	3,339	112,203
Carlsberg A/S, Class B	2,160	322,273
Chr Hansen Holding A/S*	1,919	186,457
Coloplast A/S, Class B	2,399	359,166
Danske Bank A/S*	10,776	178,114
Demant A/S*	1,641	61,974
DSV PANALPINA A/S	3,552	562,041
Genmab A/S*	1,200	461,679
GN Store Nord AS	2,172	177,320
Novo Nordisk A/S, Class B	30,706	2,071,082
Novozymes A/S, Class B	3,506	201,091
Orsted AS, 144A	3,598	649,924
Pandora A/S	1,848	185,617
ROCKWOOL International A/S, Class B	145	53,130
Tryg A/S	2,038	59,249
Vestas Wind Systems A/S	3,597	737,320

(Cost $6,063,097)		6,718,463

Finland - 0.4%
Elisa OYJ	3,132	168,593
Fortum OYJ	6,008	138,022
Kesko OYJ, Class B	4,018	105,739
Kone OYJ, Class B	5,973	502,430
Neste OYJ	7,678	515,981
Nokia OYJ*	98,751	395,427
Nordea Bank Abp*	56,408	483,408
Orion OYJ, Class B	1,935	91,336
Sampo OYJ, Class A	7,804	338,213
Stora Enso OYJ, Class R	8,864	150,246
UPM-Kymmene OYJ	10,278	339,575
Wartsila OYJ Abp	8,455	79,718

(Cost $3,040,045)		3,308,688

France - 3.7%
Accor SA*	3,338	114,796
Aeroports de Paris	724	91,715
Air Liquide SA	8,599	1,415,886
Airbus SE*	10,639	1,116,485
Alstom SA*	5,683	303,892
Amundi SA, 144A*	1,444	115,385
Arkema SA	1,093	127,764
Atos SE*	1,920	176,571
AXA SA	34,662	817,313
BioMerieux	732	105,775
BNP Paribas SA*	19,590	1,006,824
Bollore SA	14,379	55,969
Bouygues SA	4,538	181,199
Bureau Veritas SA*	3,629	93,940
Capgemini SE	3,120	434,049
Carrefour SA	12,250	201,192
Cie de Saint-Gobain*	9,559	455,321
Cie Generale des Etablissements Michelin SCA	3,359	419,684
CNP Assurances*	3,200	51,102
Covivio REIT	1,048	85,873
Credit Agricole SA*	18,953	219,325
Danone SA	10,688	688,600
Dassault Systemes SE	2,318	429,922
Edenred	5,019	287,759
Eiffage SA*	1,928	189,437
Electricite de France SA*	11,338	172,447
Engie SA*	31,947	472,720
EssilorLuxottica SA*	5,191	753,520
Faurecia SE*	1,137	56,715
Gecina SA REIT	858	130,653
Getlink SE*	8,635	144,092
Hermes International	545	532,887
Iliad SA	284	57,821
Ipsen SA	1,021	98,744
Kering SA	1,360	984,234
Klepierre SA REIT (b)	2,921	64,641
La Francaise des Jeux SAEM, 144A	1,694	70,842
Legrand SA	4,478	380,211
L’Oreal SA	4,540	1,666,155
LVMH Moet Hennessy Louis Vuitton SE	5,005	2,891,115
Natixis SA*	17,810	54,965
Orange SA (b)	38,463	487,240
Orpea SA*	1,180	147,927
Pernod Ricard SA	3,714	710,830
Peugeot SA*	11,528	272,555
Publicis Groupe SA	3,887	177,104
Remy Cointreau SA	219	39,033
Renault SA*	2,390	95,359
Safran SA*	5,645	825,837
Sanofi	20,065	2,033,190
Sartorius Stedim Biotech	482	174,700
Schneider Electric SE	9,783	1,365,089
SCOR SE*	3,826	131,076
SEB SA	351	62,644
Societe Generale SA*	16,068	320,714
Sodexo SA	1,185	98,318
Suez SA	5,867	113,237
Teleperformance	978	326,632
Thales SA	2,169	199,937
TOTAL SE	45,624	1,955,166
Ubisoft Entertainment SA*	1,187	113,279
Unibail-Rodamco-Westfield REIT	1,931	137,437
Valeo SA	3,854	149,922
Veolia Environnement SA	11,529	265,615
Vinci SA	9,300	951,159
Vivendi SA	15,997	481,835
Wendel SE	505	57,237
Worldline SA, 144A*	4,124	382,318

(Cost $26,147,047)		29,792,930

Germany - 2.8%
adidas AG*	3,347	1,070,185
Allianz SE	7,626	1,803,100
BASF SE	16,015	1,174,908
Bayer AG	17,437	1,006,823
Bayerische Motoren Werke AG	6,027	526,582
Bechtle AG	455	99,438
Beiersdorf AG	1,928	216,190
Brenntag AG	3,132	240,001
Carl Zeiss Meditec AG	961	128,520
Commerzbank AG*	18,688	116,467
Continental AG	2,169	296,299
Covestro AG, 144A	3,348	187,228
Daimler AG	15,049	1,016,192
Delivery Hero SE, 144A*	2,169	262,699
Deutsche Bank AG*(c)	35,585	397,702
Deutsche Boerse AG	3,598	601,474
Deutsche Lufthansa AG*	4,607	53,158
Deutsche Post AG	17,780	861,372

Deutsche Telekom AG	59,395	1,073,896
Deutsche Wohnen SE	5,261	264,567
E.ON SE	37,269	404,619
Evonik Industries AG	2,606	78,899
Fresenius Medical Care AG & Co. KGaA	3,360	283,356
Fresenius SE & Co. KGaA	8,118	364,153
GEA Group AG	3,590	123,291
Hannover Rueck SE	1,205	202,231
HeidelbergCement AG	2,665	189,806
HelloFresh SE*	2,682	158,101
Henkel AG & Co. KGaA	1,679	162,481
Infineon Technologies AG	23,174	818,317
KION Group AG	1,550	119,479
Knorr-Bremse AG	970	124,479
LANXESS AG	1,932	135,567
LEG Immobilien AG	1,418	202,630
Merck KGaA	2,229	356,888
MTU Aero Engines AG	966	228,737
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,402	671,197
Nemetschek SE	1,429	113,331
Puma SE*	1,791	178,590
Rational AG	80	71,294
RWE AG	11,260	468,325
SAP SE	18,597	2,268,621
Scout24 AG, 144A	1,904	145,992
Siemens AG	13,841	1,854,341
Siemens Energy AG*	6,949	206,979
Siemens Healthineers AG, 144A	5,019	231,444
Symrise AG	2,400	301,443
TeamViewer AG, 144A*	2,391	114,204
Telefonica Deutschland Holding AG	18,000	49,824
Uniper SE	4,059	137,893
United Internet AG	2,404	96,134
Volkswagen AG	708	131,695
Vonovia SE	9,799	673,756
Zalando SE, 144A*	2,397	243,146

(Cost $22,277,225)		23,308,044

Hong Kong - 1.0%
AIA Group Ltd.	214,443	2,349,814
ASM Pacific Technology Ltd.	6,568	82,179
Bank of East Asia Ltd.	47,597	105,723
BOC Hong Kong Holdings Ltd.	59,618	194,177
Budweiser Brewing Co. APAC Ltd., 144A	34,511	118,858
CK Asset Holdings Ltd.	43,278	236,975
CK Hutchison Holdings Ltd.	46,141	334,786
CK Infrastructure Holdings Ltd.	17,775	90,910
CLP Holdings Ltd.	28,073	263,620
ESR Cayman Ltd., 144A*	24,504	73,804
Galaxy Entertainment Group Ltd.	35,278	268,481
Hang Lung Properties Ltd.	47,597	118,003
Hang Seng Bank Ltd.	11,850	206,506
Henderson Land Development Co. Ltd.	29,769	124,798
HKT Trust & HKT Ltd. (a)	54,152	70,829
Hong Kong & China Gas Co. Ltd.	163,122	251,232
Hong Kong Exchanges & Clearing Ltd.	21,672	1,077,380
Hongkong Land Holdings Ltd.	24,200	98,494
Jardine Matheson Holdings Ltd.	4,051	214,987
Jardine Strategic Holdings Ltd.	3,063	73,175
Link REIT	40,807	357,933
Melco Resorts & Entertainment Ltd., ADR	4,189	75,947
MTR Corp. Ltd.	29,365	159,277
New World Development Co. Ltd.	28,181	142,859
PCCW Ltd.	172,361	104,717
Power Assets Holdings Ltd.	19,420	102,204
Sino Land Co. Ltd.	83,291	113,884
Sun Hung Kai Properties Ltd.	24,757	330,519
Swire Pacific Ltd., Class A	10,410	59,754
Swire Properties Ltd.	22,499	68,636
Techtronic Industries Co. Ltd.	26,891	344,614
WH Group Ltd., 144A	156,571	127,842
Wharf Real Estate Investment Co. Ltd.	23,844	110,877
Xinyi Glass Holdings Ltd.	28,621	64,238

(Cost $7,973,129)		8,518,032

Ireland - 1.2%
Accenture PLC, Class A	11,317	2,818,951
Allegion PLC	1,927	219,755
Aptiv PLC	4,887	580,087
CRH PLC	14,321	562,233
DCC PLC	1,685	127,820
Experian PLC	17,438	616,005
Flutter Entertainment PLC*	2,160	401,780
Flutter Entertainment PLC*	491	89,838
James Hardie Industries PLC CDI*	7,444	216,388
Jazz Pharmaceuticals PLC*	965	135,785
Kerry Group PLC, Class A	3,120	438,154
Kingspan Group PLC*	2,400	210,005
Medtronic PLC	23,877	2,714,815
Perrigo Co. PLC	2,650	127,783
Smurfit Kappa Group PLC	3,587	152,923
Trane Technologies PLC	4,311	630,441

(Cost $9,059,184)		10,042,763

Isle of Man - 0.0%
GVC Holdings PLC*
(Cost $120,042)	10,536	145,654

Israel - 0.2%
Azrieli Group Ltd.	850	51,952
Bank Hapoalim BM*	17,029	111,656
Bank Leumi Le-Israel BM	24,217	136,145
Check Point Software Technologies Ltd.*	1,935	227,711
CyberArk Software Ltd.*	971	111,539
Elbit Systems Ltd.	723	92,646

ICL Group Ltd.	12,729	60,468
Israel Discount Bank Ltd., Class A	20,636	69,933
Mizrahi Tefahot Bank Ltd.	3,085	65,958
Nice Ltd.*	1,188	285,879
SolarEdge Technologies, Inc.*	885	246,012
Teva Pharmaceutical Industries Ltd., ADR*	20,381	193,823
Wix.com Ltd.*	963	245,979

(Cost $1,774,734)		1,899,701

Italy - 0.7%
Assicurazioni Generali SpA	18,630	319,124
Atlantia SpA*	7,196	131,528
Davide Campari-Milano NV	13,414	155,548
DiaSorin SpA	483	102,033
Enel SpA	148,433	1,486,141
Eni SpA	44,621	443,178
Ferrari NV	2,399	507,361
FinecoBank Banca Fineco SpA*	8,877	139,476
Infrastrutture Wireless Italiane SpA, 144A	4,826	62,289
Intesa Sanpaolo SpA*	293,917	676,939
Mediobanca Banca di Credito Finanziario SpA*	16,067	143,646
Moncler SpA*	3,588	176,658
Nexi SpA, 144A*	6,486	122,585
Poste Italiane SpA, 144A	12,216	124,852
Prysmian SpA	5,037	165,273
Recordati Industria Chimica e Farmaceutica SpA	2,165	115,582
Snam SpA	42,923	241,473
Telecom Italia SpA	164,049	77,023
Terna Rete Elettrica Nazionale SpA	21,583	161,928
UniCredit SpA*	39,809	411,576

(Cost $5,080,536)		5,764,213

Jersey Island - 0.0%
Novocure Ltd.*
(Cost $184,957)	1,472	184,957

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $112,307)	3,343	116,397

Luxembourg - 0.1%
ArcelorMittal SA*	12,715	233,469
Aroundtown SA*	17,989	125,195
Eurofins Scientific SE*	2,410	196,206
SES SA	6,500	59,294
Tenaris SA	8,294	64,350

(Cost $566,160)		678,514

Macau - 0.0%
Sands China Ltd.	43,979	180,398
Wynn Macau Ltd.*	54,707	93,289

(Cost $284,876)		273,687

Mexico - 0.0%
Fresnillo PLC
(Cost $42,366)	3,000	42,154

Netherlands - 1.7%
ABN AMRO Bank NV, 144A*	4,853	50,215
Adyen NV, 144A*	315	603,639
Aegon NV	39,767	149,177
Akzo Nobel NV	3,125	332,918
Altice Europe NV*	10,889	57,546
Argenx SE*	964	275,830
ASML Holding NV	7,642	3,326,086
EXOR NV	2,150	150,144
Heineken Holding NV	2,409	223,184
Heineken NV	4,660	493,437
ING Groep NV*	71,254	696,789
JDE Peet’s BV*	1,250	48,371
Just Eat Takeaway.com NV, 144A*	2,400	255,623
Koninklijke Ahold Delhaize NV	19,141	549,287
Koninklijke DSM NV	2,876	472,350
Koninklijke KPN NV	62,674	187,352
Koninklijke Philips NV*	16,004	830,084
Koninklijke Vopak NV	1,907	100,439
NN Group NV	5,275	214,854
NXP Semiconductors NV	5,111	809,685
Prosus NV*	9,071	985,681
QIAGEN NV*	4,778	230,961
Randstad NV*	2,408	149,783
Royal Dutch Shell PLC, Class A	74,918	1,271,446
Royal Dutch Shell PLC, Class B	62,863	1,035,806
Wolters Kluwer NV	4,542	381,950

(Cost $11,882,959)		13,882,637

New Zealand - 0.1%
a2 Milk Co. Ltd.*	11,976	124,147
Auckland International Airport Ltd.*	26,626	145,585
Fisher & Paykel Healthcare Corp. Ltd.	9,131	230,509
Meridian Energy Ltd.	33,505	151,409
Ryman Healthcare Ltd.	6,000	62,113
Spark New Zealand Ltd.	35,740	114,539
Xero Ltd.*	2,006	195,851

(Cost $943,612)		1,024,153

Norway - 0.2%
Adevinta ASA*	6,495	107,656
DNB ASA*	16,055	292,128
Equinor ASA	19,825	313,830
Gjensidige Forsikring ASA	5,329	116,549
Mowi ASA	7,181	145,986
Norsk Hydro ASA (b)	27,575	112,086
Orkla ASA	14,625	140,692
Schibsted ASA, Class A*	1,421	58,386
Schibsted ASA, Class B*	1,639	59,959
Telenor ASA	13,191	225,569
Yara International ASA	2,400	97,500

(Cost $1,548,032)		1,670,341

Portugal - 0.1%
EDP - Energias de Portugal SA	54,379	290,635
Galp Energia SGPS SA	6,470	69,995
Jeronimo Martins SGPS SA	6,231	107,033

(Cost $436,394)		467,663

Singapore - 0.4%
Ascendas Real Estate Investment Trust REIT	48,700	107,964
CapitaLand Integrated Commercial Trust REIT	90,404	130,913
CapitaLand Ltd.	53,502	124,999
City Developments Ltd.	9,000	52,400
DBS Group Holdings Ltd.	33,401	628,279
Genting Singapore Ltd.	47,200	29,242
Keppel Corp. Ltd.	24,400	92,340
Mapletree Commercial Trust REIT	40,000	60,909
Mapletree Logistics Trust REIT	74,064	108,909
Oversea-Chinese Banking Corp. Ltd.	56,951	428,503
Singapore Airlines Ltd.*	25,550	82,770
Singapore Exchange Ltd.	14,031	93,107
Singapore Technologies Engineering Ltd.	25,702	74,054
Singapore Telecommunications Ltd.	167,900	299,530
United Overseas Bank Ltd.	21,501	361,266
UOL Group Ltd.	8,501	46,766
Venture Corp. Ltd.	4,056	57,009
Wilmar International Ltd.	46,000	144,555

(Cost $2,576,832)		2,923,515

Spain - 0.8%
ACS Actividades de Construccion y Servicios SA	4,996	158,310
Aena SME SA, 144A*	1,206	197,062
Amadeus IT Group SA	8,359	574,545
Banco Bilbao Vizcaya Argentaria SA	121,009	568,872
Banco Santander SA*	298,589	863,464
CaixaBank SA	63,472	163,012
Cellnex Telecom SA, 144A*	6,204	392,435
Enagas SA	4,552	111,189
Endesa SA	5,589	160,253
Ferrovial SA*	94	2,622
Ferrovial SA	9,613	268,158
Grifols SA	5,983	169,976
Iberdrola SA	107,170	1,467,213
Industria de Diseno Textil SA	19,202	639,699
Naturgy Energy Group SA	5,762	133,267
Red Electrica Corp. SA	6,837	140,137
Repsol SA	25,350	244,348
Siemens Gamesa Renewable Energy SA	3,359	120,260
Telefonica SA	96,436	421,860

(Cost $5,708,235)		6,796,682

Sweden - 1.1%
Alfa Laval AB*	4,065	102,840
Assa Abloy AB, Class B	17,278	412,461
Atlas Copco AB, Class A	10,969	554,496
Atlas Copco AB, Class B	8,358	370,207
Autoliv, Inc.	1,658	147,645
Boliden AB	5,510	190,439
Electrolux AB, Series B	6,000	144,285
Epiroc AB, Class A	12,020	200,339
Epiroc AB, Class B	3,831	61,074
EQT AB	4,185	93,419
Essity AB, Class B	9,287	295,346
Evolution Gaming Group AB, 144A	2,380	204,101
Fastighets AB Balder, Class B*	1,378	69,112
Hennes & Mauritz AB, Class B*	15,757	334,685
Hexagon AB, Class B*	4,801	399,702
Husqvarna AB, Class B	10,699	114,276
ICA Gruppen AB (b)	1,668	80,886
Industrivarden AB, Class C*	4,295	131,416
Investment AB Latour, Class B	2,246	59,317
Investor AB, Class B	8,123	563,971
Kinnevik AB, Class B*	4,330	216,228
L E Lundbergforetagen AB, Class B*	1,098	56,404
Lundin Energy AB	4,327	103,902
Nibe Industrier AB, Class B*	5,504	155,533
Sandvik AB*	21,745	489,213
Securitas AB, Class B*	3,579	59,024
Skandinaviska Enskilda Banken AB, Class A*	30,113	319,313
Skanska AB, Class B	4,790	114,179
SKF AB, Class B	5,530	136,605
Svenska Cellulosa AB SCA, Class B*	10,061	163,158
Svenska Handelsbanken AB, Class A*	29,992	305,541
Swedbank AB, Class A*	16,209	294,273
Swedish Match AB	2,894	233,828
Tele2 AB, Class B	13,172	169,931
Telefonaktiebolaget LM Ericsson, Class B	53,177	652,137
Telia Co. AB	43,934	186,840
Volvo AB, Class B*	24,358	554,980

(Cost $7,696,633)		8,741,106

Switzerland - 3.6%
ABB Ltd.	32,376	857,233
Adecco Group AG	2,414	146,765
Alcon, Inc.*	8,359	535,353
Baloise Holding AG	805	139,339
Banque Cantonale Vaudoise	536	55,418
Barry Callebaut AG	53	114,220
Chocoladefabriken Lindt & Spruengli AG	1	89,252
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	18	154,192
Chubb Ltd.	8,101	1,197,571
Cie Financiere Richemont SA, Class A	9,552	796,404
Clariant AG	2,830	57,019
Coca-Cola HBC AG*	4,320	124,692
Credit Suisse Group AG	45,551	577,627
EMS-Chemie Holding AG	160	146,780

Garmin Ltd.	2,409	281,275
Geberit AG	720	435,038
Givaudan SA	174	711,914
Glencore PLC*	179,420	507,455
Julius Baer Group Ltd.	4,538	262,866
Kuehne + Nagel International AG	1,005	228,354
LafargeHolcim Ltd.*	9,799	515,874
Logitech International SA	2,872	255,000
Lonza Group AG	1,401	881,486
Nestle SA	51,429	5,747,914
Novartis AG	39,559	3,594,962
Partners Group Holding AG	355	382,332
Roche Holding AG	12,538	4,141,709
Schindler Holding AG	473	125,708
Schindler Holding AG Participation Certificates	724	198,334
SGS SA	100	285,982
Sika AG	2,400	614,780
Sonova Holding AG*	966	240,193
STMicroelectronics NV	11,864	465,772
Straumann Holding AG	193	222,143
Swatch Group AG - Bearer	478	118,378
Swiss Life Holding AG	483	216,504
Swiss Prime Site AG	1,195	107,976
Swiss Re AG	5,212	477,963
Swisscom AG	480	254,501
TE Connectivity Ltd.	5,956	678,805
Temenos AG	1,485	188,311
UBS Group AG	65,135	927,416
Vifor Pharma AG	699	102,924
Zurich Insurance Group AG	2,625	1,069,659

(Cost $28,175,885)		29,233,393

United Kingdom - 4.7%
3i Group PLC	19,416	277,488
Admiral Group PLC	3,586	136,779
Amcor PLC	28,590	323,925
Anglo American PLC	22,156	654,740
Ashtead Group PLC	7,315	310,653
Associated British Foods PLC	7,189	202,511
AstraZeneca PLC	23,183	2,415,686
Auto Trader Group PLC, 144A	17,940	134,268
AVEVA Group PLC	1,868	84,592
Aviva PLC	77,330	331,605
BAE Systems PLC	61,623	414,640
Barclays PLC*	313,822	563,764
Barratt Developments PLC*	16,541	136,915
Berkeley Group Holdings PLC	2,098	129,515
BP PLC	359,833	1,189,699
British American Tobacco PLC	40,360	1,422,233
British Land Co. PLC REIT	15,822	99,638
BT Group PLC	168,801	263,218
Bunzl PLC	6,707	211,229
Burberry Group PLC	6,222	143,623
CNH Industrial NV*	16,592	181,961
Coca-Cola European Partners PLC	3,463	154,727
Compass Group PLC	30,582	540,570
Croda International PLC	2,395	190,440
Diageo PLC	42,002	1,614,955
Direct Line Insurance Group PLC	30,229	119,377
Evraz PLC	9,000	46,416
Ferguson PLC	3,838	431,640
Fiat Chrysler Automobiles NV*	17,986	281,113
GlaxoSmithKline PLC	88,541	1,619,433
Halma PLC	8,153	241,204
Hargreaves Lansdown PLC	5,990	114,356
HSBC Holdings PLC*	365,087	1,892,369
IHS Markit Ltd.	6,812	677,522
Imperial Brands PLC	18,321	332,893
Informa PLC*	22,506	159,307
InterContinental Hotels Group PLC*	3,372	209,018
Intertek Group PLC	3,133	230,970
J Sainsbury PLC	31,515	88,819
JD Sports Fashion PLC*	11,125	115,285
Johnson Matthey PLC	4,066	120,726
Kingfisher PLC*	48,386	176,740
Land Securities Group PLC REIT	8,889	78,039
Legal & General Group PLC	117,668	396,973
Liberty Global PLC, Class A*	4,781	107,668
Liberty Global PLC, Class C*	8,393	181,625
Linde PLC	9,300	2,384,706
Lloyds Banking Group PLC*	1,279,073	608,257
London Stock Exchange Group PLC	5,410	585,466
M&G PLC	48,941	122,510
Melrose Industries PLC*	83,130	170,359
Mondi PLC	9,598	212,453
National Grid PLC	60,644	686,889
Natwest Group PLC*	86,437	178,405
Next PLC	2,397	209,672
Ocado Group PLC*	8,839	260,437
Pearson PLC	13,928	120,307
Pentair PLC	2,865	148,464
Persimmon PLC	5,507	195,272
Phoenix Group Holdings PLC	8,000	76,557
Prudential PLC	49,368	770,803
Reckitt Benckiser Group PLC	12,652	1,112,108
RELX PLC	33,206	774,697
Rentokil Initial PLC*	36,698	243,646
Rio Tinto PLC	19,966	1,288,533
Rolls-Royce Holdings PLC*	151,420	213,676
RSA Insurance Group PLC	21,752	195,730
Sage Group PLC	24,481	197,734
Schroders PLC	2,872	123,425

Segro PLC REIT	23,571	286,993
Severn Trent PLC	2,867	91,441
Smith & Nephew PLC	17,197	333,133
Smiths Group PLC	7,911	154,094
Spirax-Sarco Engineering PLC	1,151	171,105
SSE PLC	20,065	359,224
St James’s Place PLC	9,605	130,796
Standard Chartered PLC*	52,523	317,087
Standard Life Aberdeen PLC	29,432	106,445
Taylor Wimpey PLC*	56,361	115,839
Tesco PLC	163,295	494,876
Unilever PLC	26,963	1,639,106
Unilever PLC	20,505	1,251,321
United Utilities Group PLC	11,427	137,362
Vodafone Group PLC	481,259	794,651
Whitbread PLC*	3,653	147,820
Willis Towers Watson PLC	2,380	495,492
Wm Morrison Supermarkets PLC	60,919	146,272
WPP PLC	25,172	243,844

(Cost $35,389,495)		38,047,874

United States - 69.6%
10X Genomics, Inc., Class A*	1,005	153,876
3M Co.	10,278	1,775,319
A O Smith Corp.	2,390	134,581
Abbott Laboratories	31,753	3,436,310
AbbVie, Inc.	31,467	3,290,819
ABIOMED, Inc.*	724	198,448
Activision Blizzard, Inc.	13,621	1,082,597
Adobe, Inc.*	8,581	4,105,751
Advance Auto Parts, Inc.	1,446	213,574
Advanced Micro Devices, Inc.*	20,652	1,913,614
AES Corp.	12,002	245,321
Aflac, Inc.	11,630	510,906
Agilent Technologies, Inc.	5,719	668,551
AGNC Investment Corp. REIT	12,637	193,093
Air Products and Chemicals, Inc.	3,815	1,068,734
Akamai Technologies, Inc.*	3,120	322,951
Albemarle Corp.	1,686	229,245
Alexandria Real Estate Equities, Inc. REIT	2,399	392,788
Alexion Pharmaceuticals, Inc.*	3,539	432,147
Align Technology, Inc.*	1,353	651,185
Alleghany Corp.	242	139,198
Alliant Energy Corp.	4,538	238,699
Allstate Corp.	5,715	584,930
Ally Financial, Inc.	5,499	163,045
Alnylam Pharmaceuticals, Inc.*	2,160	280,606
Alphabet, Inc., Class A*	5,395	9,464,988
Alphabet, Inc., Class C*	5,371	9,456,935
Altice USA, Inc., Class A*	5,751	195,074
Altria Group, Inc.	33,359	1,328,689
Amazon.com, Inc.*	7,644	24,216,498
AMERCO	138	57,164
Ameren Corp.	4,758	370,077
American Electric Power Co., Inc.	9,319	791,090
American Express Co.	11,927	1,414,423
American Financial Group, Inc.	1,693	151,371
American International Group, Inc.	15,041	578,176
American Tower Corp. REIT	7,891	1,824,399
American Water Works Co., Inc.	3,359	515,203
Ameriprise Financial, Inc.	2,165	401,045
AmerisourceBergen Corp.	3,119	321,600
AMETEK, Inc.	3,969	470,446
Amgen, Inc.	10,522	2,336,305
Amphenol Corp., Class A	5,616	734,629
Analog Devices, Inc.	6,678	928,776
Annaly Capital Management, Inc. REIT	25,440	203,520
ANSYS, Inc.*	1,679	567,603
Anthem, Inc.	4,542	1,414,924
Aon PLC, Class A	4,075	834,927
Apollo Global Management, Inc.	3,113	135,789
Apple, Inc.	306,599	36,500,611
Applied Materials, Inc.	16,227	1,338,403
Aramark	3,853	134,855
Archer-Daniels-Midland Co.	10,279	511,586
Arista Networks, Inc.*	965	261,225
Arrow Electronics, Inc.*	1,449	132,801
Arthur J Gallagher & Co.	3,597	415,130
Assurant, Inc.	967	124,859
AT&T, Inc.	125,643	3,612,236
Atmos Energy Corp.	1,921	184,205
Autodesk, Inc.*	4,001	1,121,200
Automatic Data Processing, Inc.	7,625	1,325,835
AutoZone, Inc.*	402	457,335
Avalara, Inc.*	1,200	206,100
AvalonBay Communities, Inc. REIT	2,640	439,798
Avantor, Inc.*	8,680	236,790
Avery Dennison Corp.	1,687	251,937
Axalta Coating Systems Ltd.*	4,783	136,842
Baker Hughes Co.	10,540	197,309
Ball Corp.	6,198	595,070
Bank of America Corp.	137,867	3,882,335
Bank of New York Mellon Corp.	13,612	532,501
Bausch Health Cos., Inc.*	4,568	84,987
Baxter International, Inc.	8,839	672,383
Becton Dickinson and Co.	5,260	1,235,258
Berkshire Hathaway, Inc., Class B*	25,028	5,729,159
Best Buy Co., Inc.	4,070	442,816
Biogen, Inc.*	2,780	667,673
BioMarin Pharmaceutical, Inc.*	3,358	264,275
Bio-Rad Laboratories, Inc., Class A*	482	259,557
Black Knight, Inc.*	3,119	285,763
BlackRock, Inc.	2,756	1,924,653

Blackstone Group, Inc., Class A	11,695	696,437
Boeing Co.	9,542	2,010,595
Booking Holdings, Inc.*	721	1,462,512
Booz Allen Hamilton Holding Corp.	2,651	230,080
BorgWarner, Inc.	3,598	139,782
Boston Properties, Inc. REIT	2,403	235,878
Boston Scientific Corp.*	25,304	838,828
Bristol-Myers Squibb Co.	40,526	2,528,822
Broadcom, Inc.	7,175	2,881,336
Broadridge Financial Solutions, Inc.	2,159	317,114
Brookfield Renewable Corp., Class A	979	76,981
Brown & Brown, Inc.	5,019	226,006
Brown-Forman Corp., Class B	5,719	461,295
Bunge Ltd.	2,866	168,779
Burlington Stores, Inc.*	1,206	263,559
C.H. Robinson Worldwide, Inc.	2,274	213,688
Cable One, Inc.	67	132,705
Cabot Oil & Gas Corp.	5,744	100,635
Cadence Design Systems, Inc.*	4,757	553,239
Camden Property Trust REIT	1,666	164,651
Campbell Soup Co.	3,612	180,672
Capital One Financial Corp.	8,210	703,104
Cardinal Health, Inc.	5,719	312,200
Carlyle Group, Inc.	1,991	56,564
CarMax, Inc.*	3,120	291,658
Carnival Corp.	9,420	188,212
Carrier Global Corp.	13,780	524,605
Carvana Co.*	1,103	275,982
Catalent, Inc.*	2,653	255,059
Caterpillar, Inc.	9,796	1,700,488
Cboe Global Markets, Inc.	1,928	176,065
CBRE Group, Inc., Class A*	5,486	335,414
CDW Corp.	2,567	334,968
Celanese Corp.	2,400	310,392
Centene Corp.*	10,998	678,027
CenterPoint Energy, Inc.	9,677	224,410
CenturyLink, Inc. (b)	20,379	212,961
Ceridian HCM Holding, Inc.*	2,190	211,160
Cerner Corp.	5,958	445,897
CF Industries Holdings, Inc.	3,603	134,392
Charles Schwab Corp.	27,508	1,341,840
Charter Communications, Inc., Class A*	2,625	1,711,474
Cheniere Energy, Inc.*	3,844	217,916
Chevron Corp.	34,100	2,972,838
Chewy, Inc., Class A*	1,333	103,414
Chipotle Mexican Grill, Inc.*	480	618,926
Church & Dwight Co., Inc.	4,758	417,610
Cigna Corp.	6,681	1,397,264
Cincinnati Financial Corp.	2,891	220,728
Cintas Corp.	1,680	596,904
Cisco Systems, Inc.	75,180	3,234,244
Citigroup, Inc.	37,188	2,047,943
Citizens Financial Group, Inc.	6,491	211,996
Citrix Systems, Inc.	1,923	238,298
Clorox Co.	2,399	486,901
Cloudflare, Inc., Class A*	2,728	204,818
CME Group, Inc.	6,445	1,128,068
CMS Energy Corp.	5,239	322,408
Coca-Cola Co.	72,171	3,724,024
Cognex Corp.	3,372	253,372
Cognizant Technology Solutions Corp., Class A	9,559	746,845
Colgate-Palmolive Co.	14,313	1,225,765
Comcast Corp., Class A	81,871	4,113,199
Conagra Brands, Inc.	9,318	340,666
Concho Resources, Inc.	3,372	193,823
ConocoPhillips	19,822	784,158
Consolidated Edison, Inc.	5,654	431,117
Constellation Brands, Inc., Class A	3,120	642,221
Cooper Cos., Inc.	1,078	361,367
Copart, Inc.*	3,714	428,781
Corning, Inc.	13,814	516,920
Corteva, Inc.	13,519	518,048
CoStar Group, Inc.*	720	655,610
Costco Wholesale Corp.	7,886	3,089,498
Coupa Software, Inc.*	1,194	392,719
Crowdstrike Holdings, Inc., Class A*	2,500	383,200
Crown Castle International Corp. REIT	7,745	1,297,830
Crown Holdings, Inc.*	2,316	218,283
CSX Corp.	13,745	1,237,737
Cummins, Inc.	2,617	604,972
CVS Health Corp.	23,891	1,619,571
D.R. Horton, Inc.	5,903	439,773
Danaher Corp.	11,478	2,578,303
Darden Restaurants, Inc.	2,273	245,439
Datadog, Inc., Class A*	2,711	268,172
DaVita, Inc.*	1,453	159,612
Deere & Co.	5,241	1,371,150
Dell Technologies, Inc., Class C*	4,426	305,527
Delta Air Lines, Inc.	3,338	134,354
DENTSPLY SIRONA, Inc.	4,538	230,939
DexCom, Inc.*	1,679	536,743
Digital Realty Trust, Inc. REIT	4,807	647,743
Discover Financial Services	5,559	423,429
Discovery, Inc., Class A*	2,101	56,538
Discovery, Inc., Class C*	5,906	141,862
DISH Network Corp., Class A*	4,542	162,922
DocuSign, Inc.*	3,108	708,251
Dollar General Corp.	4,527	989,512
Dollar Tree, Inc.*	4,072	444,825
Dominion Energy, Inc.	15,517	1,217,929
Domino’s Pizza, Inc.	720	282,650

Dover Corp.	2,880	351,446
Dow, Inc.	13,361	708,267
DraftKings, Inc., Class A*	3,250	170,170
Dropbox, Inc., Class A*	4,553	90,923
DTE Energy Co.	3,597	452,539
Duke Energy Corp.	13,606	1,260,732
Duke Realty Corp. REIT	7,399	281,606
DuPont de Nemours, Inc.	13,387	849,271
Dynatrace, Inc.*	2,649	100,715
Eastman Chemical Co.	2,380	231,812
Eaton Corp. PLC	7,388	894,761
eBay, Inc.	12,781	644,546
Ecolab, Inc.	4,759	1,057,212
Edison International	6,679	409,823
Edwards Lifesciences Corp.*	11,218	941,078
Elanco Animal Health, Inc.*	6,947	212,509
Electronic Arts, Inc.*	5,025	641,944
Eli Lilly and Co.	15,524	2,261,071
Emerson Electric Co.	10,271	789,018
Enphase Energy, Inc.*	2,118	289,255
Entergy Corp.	3,598	391,642
EOG Resources, Inc.	10,523	493,318
EPAM Systems, Inc.*	961	309,759
Equifax, Inc.	2,400	400,560
Equinix, Inc. REIT	1,595	1,112,975
Equitable Holdings, Inc.	6,951	176,416
Equity LifeStyle Properties, Inc. REIT	3,372	197,565
Equity Residential REIT	7,398	428,492
Erie Indemnity Co., Class A (b)	404	91,146
Essential Utilities, Inc.	3,853	174,464
Essex Property Trust, Inc. REIT	1,175	288,909
Estee Lauder Cos., Inc., Class A	4,027	987,904
Etsy, Inc.*	2,122	341,005
Evergy, Inc.	4,538	251,451
Eversource Energy	6,439	563,477
Exact Sciences Corp.*(b)	2,880	348,653
Exelon Corp.	17,567	721,477
Expedia Group, Inc.	2,651	330,023
Expeditors International of Washington, Inc.	3,359	300,194
Extra Space Storage, Inc. REIT	2,305	259,843
Exxon Mobil Corp.	75,389	2,874,583
F5 Networks, Inc.*	964	156,949
Facebook, Inc., Class A*	43,114	11,941,285
FactSet Research Systems, Inc.	723	241,308
Fair Isaac Corp.*	480	226,934
Fastenal Co.	10,759	532,033
FedEx Corp.	4,522	1,295,915
Fidelity National Financial, Inc.	5,742	206,655
Fidelity National Information Services, Inc.	11,238	1,667,832
Fifth Third Bancorp	12,824	324,960
First Republic Bank	3,120	404,227
FirstEnergy Corp.	10,074	267,565
Fiserv, Inc.*	10,036	1,155,946
FleetCor Technologies, Inc.*	1,509	400,202
FMC Corp.	2,640	306,266
Ford Motor Co.	73,964	671,593
Fortinet, Inc.*	2,576	317,440
Fortive Corp.	5,377	377,089
Fortune Brands Home & Security, Inc.	2,482	207,247
Fox Corp., Class A	7,189	207,331
Fox Corp., Class B	3,608	102,395
Franklin Resources, Inc.	5,514	121,253
Freeport-McMoRan, Inc.	25,957	607,134
Gartner, Inc.*	1,631	247,912
Generac Holdings, Inc.*	987	212,797
General Dynamics Corp.	4,593	685,965
General Electric Co.	158,918	1,617,785
General Mills, Inc.	11,214	682,035
General Motors Co.	23,361	1,024,146
Genuine Parts Co.	2,650	260,680
Gilead Sciences, Inc.	22,958	1,392,862
Global Payments, Inc.	5,268	1,028,261
Globe Life, Inc.	2,168	201,841
GoDaddy, Inc., Class A*	3,372	268,209
Goldman Sachs Group, Inc.	5,970	1,376,563
Guidewire Software, Inc.*	1,427	174,779
Halliburton Co.	15,579	258,456
Hartford Financial Services Group, Inc.	6,706	296,405
Hasbro, Inc.	2,169	201,782
HCA Healthcare, Inc.	4,998	750,250
HD Supply Holdings, Inc.*	3,357	187,253
Healthpeak Properties, Inc. REIT	10,038	289,697
HEICO Corp.	579	71,553
HEICO Corp., Class A	1,421	157,376
Henry Schein, Inc.*	3,133	201,483
Hershey Co.	2,640	390,430
Hess Corp.	4,791	226,039
Hewlett Packard Enterprise Co.	26,376	291,191
Hilton Worldwide Holdings, Inc.	5,238	542,814
Hologic, Inc.*	4,686	323,943
Home Depot, Inc.	19,238	5,336,814
Honeywell International, Inc.	12,477	2,544,310
Horizon Therapeutics PLC*	3,744	263,690
Hormel Foods Corp.	5,479	258,499
Host Hotels & Resorts, Inc. REIT	14,622	205,147
Howmet Aerospace, Inc.	8,160	191,434
HP, Inc.	25,851	566,912
HubSpot, Inc.*	749	295,353
Humana, Inc.	2,397	960,046
Huntington Bancshares, Inc.	15,101	182,420
Huntington Ingalls Industries, Inc.	724	115,978
IAC/InterActiveCorp*	1,423	202,052

IDEX Corp.	1,440	278,136
IDEXX Laboratories, Inc.*	1,571	724,200
Illinois Tool Works, Inc.	5,848	1,234,454
Illumina, Inc.*	2,640	850,318
Incyte Corp.*	3,358	283,885
Ingersoll Rand, Inc.*	5,741	254,154
Insulet Corp.*	1,200	309,252
Intel Corp.	76,078	3,678,371
Intercontinental Exchange, Inc.	9,777	1,031,571
International Business Machines Corp.	16,238	2,005,718
International Flavors & Fragrances, Inc. (b)	1,438	161,200
International Paper Co.	6,441	318,701
Interpublic Group of Cos., Inc.	7,912	176,279
Intuit, Inc.	4,550	1,601,691
Intuitive Surgical, Inc.*	2,130	1,546,486
Invesco Ltd. (b)	7,198	116,824
Invitation Homes, Inc. REIT	10,759	307,492
Ionis Pharmaceuticals, Inc.*	2,152	108,741
IPG Photonics Corp.*	706	146,149
IQVIA Holdings, Inc.*	3,451	583,184
Iron Mountain, Inc. REIT (b)	6,225	171,187
J M Smucker Co.	2,169	254,207
Jack Henry & Associates, Inc.	1,446	232,604
Jacobs Engineering Group, Inc.	2,651	285,884
JB Hunt Transport Services, Inc.	1,687	228,217
Johnson & Johnson	46,950	6,792,726
Johnson Controls International PLC	12,670	583,327
JPMorgan Chase & Co.	54,248	6,394,754
Juniper Networks, Inc.	4,812	104,757
Kansas City Southern	1,919	357,260
Kellogg Co.	5,238	334,761
Keurig Dr Pepper, Inc. (b)	8,175	248,929
KeyCorp	17,685	273,410
Keysight Technologies, Inc.*	3,356	402,854
Kimberly-Clark Corp.	5,960	830,288
Kinder Morgan, Inc.	36,300	521,994
KKR & Co., Inc.	8,534	323,695
KLA Corp.	2,880	725,674
Knight-Swift Transportation Holdings, Inc.	2,617	108,056
Kraft Heinz Co.	13,118	432,107
Kroger Co.	13,853	457,149
L3Harris Technologies, Inc.	3,831	735,514
Laboratory Corp. of America Holdings*	1,680	335,731
Lam Research Corp.	2,639	1,194,570
Lamb Weston Holdings, Inc.	2,892	209,323
Las Vegas Sands Corp.	6,439	358,717
Lear Corp.	961	137,375
Leidos Holdings, Inc.	2,651	266,956
Lennar Corp., Class A	4,709	357,225
Lennox International, Inc.	723	208,101
Liberty Broadband Corp., Class A*	722	113,188
Liberty Broadband Corp., Class C*	1,920	302,112
Liberty Media Corp.-Liberty Formula One, Class C*	4,071	170,086
Liberty Media Corp-Liberty SiriusXM, Class C*	3,112	127,623
Lincoln National Corp.	3,341	157,762
Live Nation Entertainment, Inc.*	2,887	189,532
LKQ Corp.*	5,311	187,053
Lockheed Martin Corp.	4,474	1,633,010
Loews Corp.	4,236	177,531
Lowe’s Cos., Inc.	13,599	2,118,996
LyondellBasell Industries NV, Class A	4,999	425,415
M&T Bank Corp.	2,275	265,015
Marathon Petroleum Corp.	11,934	463,994
Markel Corp.*	241	234,693
MarketAxess Holdings, Inc.	720	388,210
Marriott International, Inc., Class A	4,979	631,686
Marsh & McLennan Cos., Inc.	8,491	973,408
Martin Marietta Materials, Inc.	1,200	318,756
Marvell Technology Group Ltd.	12,585	582,560
Masco Corp.	5,024	269,638
Masimo Corp.*	940	239,221
Mastercard, Inc., Class A	16,008	5,386,852
Match Group, Inc.*	4,224	588,023
Maxim Integrated Products, Inc.	4,524	375,673
McCormick & Co., Inc.	2,399	448,565
McDonald’s Corp.	13,368	2,906,738
McKesson Corp.	2,880	518,141
Medical Properties Trust, Inc. REIT	10,565	204,961
Merck & Co., Inc.	45,847	3,685,640
MetLife, Inc.	13,408	619,047
Mettler-Toledo International, Inc.*	432	496,817
MGM Resorts International	8,566	241,989
Microchip Technology, Inc.	4,608	619,269
Micron Technology, Inc.*	19,825	1,270,584
Microsoft Corp.	128,949	27,604,112
Mid-America Apartment Communities, Inc. REIT	1,904	240,209
Moderna, Inc.*(b)	5,036	769,199
Mohawk Industries, Inc.*	1,116	140,426
Molina Healthcare, Inc.*	974	198,823
Molson Coors Beverage Co., Class B	3,099	142,554
Mondelez International, Inc., Class A	26,277	1,509,614
MongoDB, Inc.*(b)	734	210,886
Monolithic Power Systems, Inc.	708	226,532
Monster Beverage Corp.*	6,750	572,265
Moody’s Corp.	3,096	874,125
Morgan Stanley	24,683	1,526,150
Mosaic Co.	6,651	146,056
Motorola Solutions, Inc.	2,880	494,006
MSCI, Inc.	1,432	586,289

Nasdaq, Inc.	2,159	276,330
NetApp, Inc.	3,995	212,973
Netflix, Inc.*	7,887	3,870,151
Neurocrine Biosciences, Inc.*	1,687	160,164
Newell Brands, Inc.	8,153	173,333
Newmont Corp.	14,321	842,361
News Corp., Class A	8,876	156,661
NextEra Energy, Inc.	34,117	2,510,670
NIKE, Inc., Class B	22,316	3,005,965
NiSource, Inc.	7,670	185,614
Nordson Corp.	952	194,027
Norfolk Southern Corp.	4,587	1,087,211
Northern Trust Corp.	3,837	357,301
Northrop Grumman Corp.	2,880	870,509
NortonLifeLock, Inc.	9,420	171,727
NRG Energy, Inc.	4,325	141,644
Nucor Corp.	5,407	290,356
NVIDIA Corp.	11,078	5,938,473
NVR, Inc.*	62	247,825
Occidental Petroleum Corp.	14,388	226,755
OGE Energy Corp.	3,344	108,312
Okta, Inc.*	2,159	529,041
Old Dominion Freight Line, Inc.	1,604	326,189
Omega Healthcare Investors, Inc. REIT	3,707	130,561
Omnicom Group, Inc.	3,608	227,304
ON Semiconductor Corp.*	6,731	193,516
ONEOK, Inc.	7,655	274,585
Oracle Corp.	35,489	2,048,425
O’Reilly Automotive, Inc.*	1,269	561,456
Otis Worldwide Corp.	7,879	527,420
Owens Corning	2,172	158,274
PACCAR, Inc.	6,679	581,474
Packaging Corp. of America	1,928	250,640
Palo Alto Networks, Inc.*	1,776	522,002
Parker-Hannifin Corp.	2,316	618,974
Paychex, Inc.	5,718	532,632
Paycom Software, Inc.*	960	400,397
PayPal Holdings, Inc.*	20,021	4,286,897
Peloton Interactive, Inc., Class A*	3,816	443,992
PepsiCo, Inc.	24,846	3,583,539
PerkinElmer, Inc.	1,667	221,711
Pfizer, Inc.	99,787	3,822,840
PG&E Corp.*	26,535	336,994
Philip Morris International, Inc.	27,893	2,112,895
Phillips 66	8,349	505,782
Pinnacle West Capital Corp.	1,962	160,590
Pinterest, Inc., Class A*	8,290	580,466
Pioneer Natural Resources Co.	2,873	288,966
PNC Financial Services Group, Inc.	7,640	1,054,855
Pool Corp.	631	218,395
PPD, Inc.*	1,691	59,185
PPG Industries, Inc.	4,245	623,039
PPL Corp.	14,318	406,918
Principal Financial Group, Inc.	4,906	244,270
Procter & Gamble Co.	44,400	6,165,828
Progressive Corp.	10,507	915,265
Prologis, Inc. REIT	13,144	1,315,057
Prudential Financial, Inc.	6,908	522,383
PTC, Inc.*	1,905	205,454
Public Service Enterprise Group, Inc.	9,558	557,040
Public Storage REIT	2,632	590,779
PulteGroup, Inc.	4,768	208,028
Qorvo, Inc.*	2,160	338,429
QUALCOMM, Inc.	20,030	2,947,815
Quest Diagnostics, Inc.	2,640	327,307
Raymond James Financial, Inc.	2,280	207,366
Raytheon Technologies Corp.	27,707	1,987,146
Realty Income Corp. REIT	5,495	329,535
Regency Centers Corp. REIT	3,028	138,016
Regeneron Pharmaceuticals, Inc.*	1,906	983,553
Regions Financial Corp.	14,858	226,882
Reinsurance Group of America, Inc.	1,192	137,414
Republic Services, Inc.	4,279	413,865
ResMed, Inc.	2,639	553,134
RingCentral, Inc., Class A*(b)	1,440	427,752
Robert Half International, Inc.	2,140	137,345
Rockwell Automation, Inc.	2,160	552,010
Roku, Inc.*	1,920	563,654
Rollins, Inc.	2,618	149,697
Roper Technologies, Inc.	1,920	819,840
Ross Stores, Inc.	6,490	697,805
Royal Caribbean Cruises Ltd.	3,101	244,390
Royalty Pharma PLC, Class A	1,455	61,983
RPM International, Inc.	2,169	190,894
S&P Global, Inc.	4,216	1,483,104
salesforce.com, Inc.*	16,424	4,037,019
Sarepta Therapeutics, Inc.*	1,205	169,736
SBA Communications Corp. REIT	1,920	551,386
Schlumberger N.V.	24,130	501,663
Seagate Technology PLC	4,186	246,179
Seagen, Inc.*	2,160	367,870
Sealed Air Corp.	3,347	150,816
SEI Investments Co.	1,922	101,385
Sempra Energy	5,031	641,352
Sensata Technologies Holding PLC*	2,654	129,595
ServiceNow, Inc.*	3,442	1,839,921
Sherwin-Williams Co.	1,437	1,074,344
Simon Property Group, Inc. REIT	5,881	485,594
Sirius XM Holdings, Inc.	13,431	87,167
Skyworks Solutions, Inc.	3,037	428,733
Slack Technologies, Inc., Class A*(b)	7,156	306,849
Snap, Inc., Class A*	16,576	736,306

Snap-on, Inc.	723	127,140
Snowflake, Inc., Class A*(b)	528	172,044
Southern Co.	19,597	1,172,880
Southwest Airlines Co.	2,683	124,330
Splunk, Inc.*(b)	2,880	588,038
Square, Inc., Class A*	6,665	1,406,048
SS&C Technologies Holdings, Inc.	4,272	294,298
Stanley Black & Decker, Inc.	2,879	530,628
Starbucks Corp.	21,013	2,059,694
State Street Corp.	5,962	420,202
Steel Dynamics, Inc.	4,077	147,628
STERIS PLC	1,679	325,407
Stryker Corp.	5,960	1,391,064
Sun Communities, Inc. REIT	1,446	200,994
Sunrun, Inc.*(b)	2,027	129,890
SVB Financial Group*	957	330,031
Synchrony Financial	9,392	286,174
Synopsys, Inc.*	2,876	654,290
Sysco Corp.	9,079	647,242
T. Rowe Price Group, Inc.	4,081	585,256
Take-Two Interactive Software, Inc.*	2,020	364,630
Target Corp.	8,793	1,578,607
Teladoc Health, Inc.*(b)	2,089	415,231
Teledyne Technologies, Inc.*	723	273,251
Teleflex, Inc.	724	277,111
Teradyne, Inc.	2,983	329,144
Tesla, Inc.*	13,381	7,595,056
Texas Instruments, Inc.	16,392	2,643,210
Textron, Inc.	3,911	176,386
Thermo Fisher Scientific, Inc.	7,131	3,315,772
Tiffany & Co.	2,169	285,180
TJX Cos., Inc.	21,246	1,349,333
T-Mobile US, Inc.*	10,087	1,340,966
Tractor Supply Co.	1,974	277,959
Trade Desk, Inc., Class A*	718	646,968
Tradeweb Markets, Inc., Class A	1,671	99,675
TransDigm Group, Inc.	960	556,022
TransUnion	3,597	327,651
Travelers Cos., Inc.	4,486	581,610
Trimble, Inc.*	4,570	273,606
Truist Financial Corp.	23,401	1,086,274
Twilio, Inc., Class A*	2,343	749,971
Twitter, Inc.*	15,037	699,371
Tyler Technologies, Inc.*	723	309,155
Tyson Foods, Inc., Class A	5,719	372,879
Uber Technologies, Inc.*	17,433	865,723
UDR, Inc. REIT	5,984	230,204
UGI Corp.	3,366	119,426
Ulta Beauty, Inc.*	965	265,761
Union Pacific Corp.	12,102	2,469,776
United Parcel Service, Inc., Class B	12,640	2,162,325
United Rentals, Inc.*	1,446	328,213
UnitedHealth Group, Inc.	17,023	5,725,516
Universal Health Services, Inc., Class B	1,686	220,158
US Bancorp	22,744	982,768
Vail Resorts, Inc.	722	199,156
Valero Energy Corp.	7,628	410,158
Varian Medical Systems, Inc.*	1,517	263,928
Veeva Systems, Inc., Class A*	2,400	664,488
Ventas, Inc. REIT	6,395	306,384
VEREIT, Inc. REIT	16,007	113,490
VeriSign, Inc.*	1,684	338,012
Verisk Analytics, Inc.	2,635	522,547
Verizon Communications, Inc.	73,679	4,450,948
Vertex Pharmaceuticals, Inc.*	4,530	1,031,707
VF Corp.	6,037	503,486
ViacomCBS, Inc., Class B (b)	9,785	345,215
Viatris, Inc.*	20,814	350,091
VICI Properties, Inc. REIT	9,843	248,929
Visa, Inc., Class A	30,068	6,324,804
Vistra Corp.	7,671	143,294
VMware, Inc., Class A*(b)	1,687	235,994
Vornado Realty Trust REIT (b)	2,843	110,621
Voya Financial, Inc.	2,391	137,793
Vulcan Materials Co.	2,640	368,676
W.R. Berkley Corp.	2,892	188,356
W.W. Grainger, Inc.	731	305,777
Walgreens Boots Alliance, Inc.	12,658	481,131
Walmart, Inc.	25,563	3,905,771
Walt Disney Co.	32,492	4,809,141
Waste Connections, Inc.	4,325	449,714
Waste Management, Inc.	7,886	939,459
Waters Corp.*	1,206	279,804
Wayfair, Inc., Class A*(b)	1,194	303,706
WEC Energy Group, Inc.	5,959	565,807
Wells Fargo & Co.	69,417	1,898,555
Welltower, Inc. REIT	7,068	445,143
West Pharmaceutical Services, Inc.	1,440	396,230
Western Digital Corp.	6,224	279,333
Western Union Co.	8,635	194,806
Westinghouse Air Brake Technologies Corp.	2,885	211,470
Westrock Co.	4,297	181,376
Weyerhaeuser Co. REIT	12,174	353,533
Whirlpool Corp.	964	187,604
Williams Cos., Inc.	22,200	465,756
Workday, Inc., Class A*	3,120	701,345
WP Carey, Inc. REIT	2,866	198,356
Wynn Resorts Ltd. (b)	1,765	177,383
Xcel Energy, Inc.	10,039	676,227
Xilinx, Inc.	4,470	650,609
XPO Logistics, Inc.*	1,665	177,622
Xylem, Inc.	3,358	322,267

Yum! Brands, Inc.	5,672	600,098
Zebra Technologies Corp., Class A*	965	365,175
Zendesk, Inc.*	1,958	261,393
Zillow Group, Inc., Class A*	525	57,934
Zillow Group, Inc., Class C*	2,411	259,930
Zimmer Biomet Holdings, Inc.	3,597	536,385
Zoetis, Inc.	8,605	1,380,070
Zoom Video Communications, Inc., Class A*	3,107	1,486,265
Zscaler, Inc.*	1,436	223,657

(Cost $512,429,043)		568,216,380

TOTAL COMMON STOCKS (Cost $736,351,824)		814,245,907

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	836	55,401
FUCHS PETROLUB SE	1,003	57,494
Henkel AG & Co. KGaA	3,358	362,480
Porsche Automobil Holding SE	2,893	184,451
Sartorius AG	720	329,003
Volkswagen AG	3,198	540,689

(Cost $1,433,230)		1,529,518

TOTAL PREFERRED STOCKS (Cost $1,433,230)		1,529,518

RIGHTS - 0.0%
Germany - 0.0%
KION Group AG*, expires 12/9/20
(Cost $0)	1,529	293

Singapore - 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20
(Cost $0)	1,779	13

Spain - 0.0%
Banco Santander SA*, expires 12/7/20
(Cost $32,201)	272,048	34,072

United Kingdom - 0.0%
AVEVA Group PLC*, expires 12/14/20
(Cost $22,081)	1,434	21,442

TOTAL RIGHTS (Cost $54,282)		55,820

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	19,824	3,941

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
(Cost $1,232,858)	1,232,858	1,232,858

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
(Cost $557,779)	557,779	557,779

TOTAL INVESTMENTS - 100.1% (Cost $739,629,973)		$817,625,823
Other assets and liabilities, net - (0.1%)		(1,010,009)

NET ASSETS - 100.0%		$816,615,814

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG*(c)
62,816	299,146	(43,241)	17,864	61,117	—	—	35,585	397,702
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
70,099	1,162,759 (f)	—	—	—	113	—	1,232,858	1,232,858
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
358,192	1,133,585	(933,998)	—	—	19	—	557,779	557,779

491,107	2,595,490	(977,239)	17,864	61,117	132	—	1,826,222	2,188,339

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $5,779,342, which is 0.7% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,563,312.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$182,864,831	22.4%
Health Care	108,173,669	13.3
Financials	106,139,813	13.0
Consumer Discretionary	93,826,933	11.5
Industrials	80,244,727	9.8
Communication Services	72,725,926	8.9
Consumer Staples	63,408,741	7.8
Materials	35,784,843	4.4
Utilities	27,390,762	3.4
Energy	23,850,460	2.9
Real Estate	21,424,481	2.6

Total	$815,835,186	100.0%

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
MSCI EAFE Futures	USD	4	$395,370	$406,600	12/18/2020	$11,230
E-Mini S&P 500 Futures	USD	4	693,650	724,640	12/18/2020	30,990

Total unrealized appreciation						$42,220

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$814,245,907	$—	$—	$814,245,907
Preferred Stocks	1,529,518	—	—	1,529,518
Rights (h)	55,807	13	—	55,820
Warrants	3,941	—	—	3,941
Short-Term Investments (h)	1,790,637	—	—	1,790,637
Derivatives (i)
Futures Contracts	42,220	—	—	42,220

TOTAL	$817,668,030	$13	$—	$817,668,043

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.